UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices:	1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2010

Date of Reporting Period: August 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

NEW YORK MUNICIPAL BONDS & NOTES—86.0%
$2,400	Erie Cnty. Industrial Dev. Agcy. Rev.,
	Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	$1,631,904
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
4,120	5.25%, 10/1/35 (f)	A1/A	4,028,248
3,000	5.25%, 10/1/35	A1/A	2,933,190
3,500	5.50%, 10/1/37	A1/A	3,524,850
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aa3/AAA	1,878,805
2,000	5.00%, 11/15/34, Ser. B	NR/AA	2,025,380
8,000	5.25%, 11/15/31, Ser. E	A2/A	8,067,280
7,000	5.35%, 7/1/31, Ser. B	A1/AAA	7,089,110
5,000	5.50%, 11/15/39, Ser. A	NR/AA	5,215,900
2,870	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	2,865,408
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,873,896
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A1/A+	1,109,372
2,000	5.45%, 2/15/26	A1/A+	2,020,460
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor Project, 4.95%, 11/20/32, Ser. A (GNMA)	NR/AA+	947,739
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	1,025,479
1,500	Queens Baseball Stadium, 6.50%, 1/1/46	Aa2/AAA	1,629,840
1,190	Staten Island Univ. Hospital Project, 6.45%, 7/1/32, Ser. C	Ba2/NR	1,036,811
1,500	United Jewish Appeal Fed. Project, 5.00%, 7/1/27, Ser. A	Aa1/NR	1,555,845
	Yankee Stadium,
5,000	5.00%, 3/1/31 (FGIC)	Baa3/BBB-	4,669,150
2,400	5.00%, 3/1/36 (NPFGC)	Baa1/A	2,159,664
4,900	7.00%, 3/1/49	Aa2/AAA	5,403,671
	New York City Municipal Water Finance Auth. Rev.,
1,500	5.25%, 6/15/40, Ser. EE	Aa3/AA+	1,578,420
500	Second Gen. Resolution, 5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	506,920
	New York City Transitional Finance Auth. Rev.,
9,000	5.00%, 11/1/27, Ser. B	Aa1/AAA	9,283,140
5,000	5.25%, 1/15/39, Ser. S-3	A1/AA-	5,122,350
	New York City Trust for Cultural Res. Rev.,
2,700	Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	2,789,262
7,785	Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA-	7,898,427
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	4,030,560
3,600	Port Auth. of New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aa3/AAA	3,691,080
	State Dormitory Auth. Rev.,
3,000	5.00%, 3/15/38, Ser. A	NR/AAA	3,068,460
1,320	5.25%, 9/1/28 (Radian)	Baa3/BBB-	1,237,078
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	A1/AA-	7,920,450
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB+	2,239,770
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,014,980
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba1/NR	4,384,372
	Memorial Sloan-Kettering Cancer Center,
2,750	5.00%, 7/1/35, Ser. 1	Aa2/AA	2,734,022
2,000	5.00%, 7/1/36, Ser. A1	Aa2/AA	1,982,340
2,100	New York Univ., 5.00%, 7/1/38, Ser. A	Aa3/AA-	2,129,799
1,000	New York Univ. Hospital, 5.625%, 7/1/37, Ser. B	Baa2/BB+	865,090
5,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	5,890,306
600	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A (c)	Baa1/A-	588,018
5,000	Rochester General Hospital, 5.00%, 12/1/35 (Radian)	NR/BBB-	4,226,700

PIMCO New York Municipal Income Fund II Schedule of Investments
August 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value	*

	Teachers College,
$4,270	5.00%, 7/1/32 (NPFGC)	A1/NR	$4,303,263
3,000	5.50%, 3/1/39	A1/NR	3,062,250
3,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aa3/NR	3,023,370
5,000	State Environmental Facs. Corp. Rev., 5.125%, 6/15/38, Ser. A	Aa1/AA+	5,180,650
1,000	State Thruway Auth. Rev., 4.75%, 1/1/29, Ser. G (FSA)	Aa3/AAA	1,012,630
6,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (f)	NR/AAA	6,127,680
	Triboro Bridge & Tunnel Auth. Rev.,
710	5.00%, 1/1/32, Ser. A (FGIC-TCRS)	Aa2/AA-	717,874
5,000	5.25%, 11/15/34, Ser. A-2 (f)	Aa2/AA-	5,248,850
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,301,954
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (FSA)	Aa3/AAA	1,971,080

	Total New York Municipal Bonds & Notes (cost—$168,393,545)		168,823,147

OTHER MUNICIPAL BONDS & NOTES—7.8%
	California—0.5%
1,000	Health Facs. Financing Auth. Rev.,
	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	972,440

	Florida—1.0%
1,000	Clearwater Water Rev., 5.25%, 12/1/39, Ser. A	A2/AA-	1,010,180
1,000	Miami-Dade Cnty. Rev., 5.50%, 10/1/36, Ser. A	A2/A-	1,002,250

			2,012,430

	Louisiana—0.5%
1,000	Parish of East Baton Rouge Rev., 5.25%, 2/1/39, Ser. A	A1/AA-	1,019,290

	Puerto Rico—5.8%
4,600	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	4,615,180
5,675	Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	4,238,204
	Sales Tax Financing Corp. Rev., Ser. A,
14,250	zero coupon, 8/1/54 (AMBAC)	A1/AA-	848,872
12,900	zero coupon, 8/1/56	Aa3/AA-	677,766
1,000	5.75%, 8/1/37	A2/A+	1,027,310

			11,407,332

	Total Other Municipal Bonds & Notes (cost—$17,421,406)		15,411,492

NEW YORK VARIABLE RATE NOTES (a)(b)(d)—3.1%
	JPMorgan Chase Putters/Drivers Trust Rev.,
5,000	7.804%, 7/1/33, Ser. 3382	Aa1/NR	5,410,450
500	8.357%, 6/15/31, Ser. 3223	NR/AA+	560,635

	Total New York Variable Rate Notes (cost—$5,393,508)		5,971,085

CORPORATE BONDS & NOTES (e)—2.5%
4,300	American General Finance Corp., 4.625%, 9/1/10	Baa3/BB+	3,744,204
1,900	CIT Group, Inc., 5.80%, 7/28/11	Ca/CC	1,131,640

	Total Corporate Bonds & Notes (cost—$4,661,751)		4,875,844

SHORT-TERM INVESTMENTS (e)—0.6%
Corporate Notes—0.6%
700	American General Finance Corp., 0.945%, 10/2/09, FRN	Baa3/BB+	693,480
	International Lease Finance Corp., FRN,
300	0.627%, 5/24/10	Baa3/BBB+	278,803
200	0.909%, 1/15/10	Baa3/BBB+	193,616

	Total Corporate Notes (cost—$1,127,714)		1,165,899

	Total Investments (cost—$196,997,924)—100.0%		$196,247,467

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $5,971,085, representing 3.1% of total investments.
(b)

144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Delayed-delivery security. To be settled/delivered after August 31, 2009.
(d)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2009.

(e)	All or partial amount segregated as collateral for reverse repurchase agreements.
(f)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
Radian—insured by Radian Guaranty, Inc.
TCRS—Temporary Custodian Receipts

Other Investments:

(A) The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended August 31, 2009 was $5,910,695 at a weighted average interest rate of 0.82%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements at August 31, 2009 was $6,041,742. Open reverse repurchase agreements at August 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.75%	8/6/09	9/4/09	$3,380,830	$3,379,000

	1.50%	8/6/09	9/4/09	813,881	813,000

Credit Suisse First Boston	0.75%	8/17/09	9/17/09	407,127	407,000

					$4,599,000

Fair Value Measurements–The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at August 31, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type.

		Level 2 -	Level 3 -

		Other Significant	Significant

	Level 1 -	Observable	Unobservable	Value at

	Quoted Prices	Inputs	Inputs	8/31/2009

Investments in Securities - Assets

New York Municipal Bonds & Notes	—	$168,823,147	—	$168,823,147

Other Municipal Bonds & Notes	—	15,411,492	—	15,411,492

New York Variable Rate Notes	—	5,971,085	—	5,971,085

Corporate Bonds & Notes	—	4,875,844	—	4,875,844

Short-Term Investments	—	1,165,899	—	1,165,899

Total Investments in Securities	—	$196,247,467	—	$196,247,467

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 16, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: October 16, 2009